Basis of Presentation (Details) - Schedule of equipment - DeepGreen Metals Inc. [Member]	Dec. 31, 2020
Exploration and other equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment	30.00%
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment	30.00%